PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property Plant Equipment And Mineral Claim Assets Disclosure [Abstract]
Property Plant Equipment And Mineral Claim Assets Disclosure
NOTE 6             PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS

As of March 31, 2014 and December 31, 2013, components of property, plant, and equipment and mineral assets were as follows:

	March 31,	December 31,
	2014	2013

Buildings	$558,885	$558,885
Machinery and equipment	137,820	138,820
Vehicles	281,602	281,602
Total property, plant and equipment	978,307	979,307

Less: accumulated impairment (1)	(124,343)	(124,343)
Less: accumulated depreciation(2)	(275,712)	(246,926)

Property, plant and equipment, net	$578,252	$608,038

	March 31,	December 31,
	2014	2013

Mining claims	$1,792,660	$1,792,660
Asset retirement costs	3,120	4,828
Total mineral claim assets	1,795,780	1,797,488
Less: accumulated depletion(2)	-	-

Mining claims, net	$1,795,780	$1,797,488

(1) Following the acquisition of the Ruby Mine on July 1, 2011, an evaluation of the equipment inventory determined that some equipment was obsolete and/or otherwise not in compliance with safety regulations, resulting in an impairment deduction of $124,343.

(2) Depreciation expense totaled $28,786 and $24,060 for the three months ended March 31, 2014 and 2013, respectively. Depletion expense totaled $0 and $0 for the three months ended March 31, 2014 and 2013, respectively.

NOTE 6            PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS

As of December 31, 2013 and 2012, components of property, plant, and equipment and mineral assets were as follows:

	December 31,	December 31,
	2013	2012

Buildings	$558,885	$558,885
Machinery and equipment	138,820	66,834
Vehicles	281,602	281,602
Total property, plant and equipment	979,307	907,321

Less: impairment expense(2)	(124,343)	(124,343)
Less: accumulated depreciation(3)	(246,926)	(147,766)

Property, plant and equipment, net	$608,038	$635,212

	December 31,	December 31,
	2013	2012

Mining claims (1)	$1,792,660	$1,792,660
Asset retirement costs	4,828	4,828
Total mineral claim assets	1,797,488	1,797,488
Less: accumulated depletion(3)	-	-

Mining claims, net	$1,797,488	$1,797,488

(1)Upon the completion of the Ruby Mine acquisition on July 1, 2011, the estimated fair value of the mineral rights acquired was fully capitalized.

(2)Following the acquisition of the Ruby Mine on July 1, 2011, an evaluation of the equipment inventory determined that some equipment was obsolete and/or otherwise not in compliance with safety regulations, resulting in an impairment deduction of $124,343.

(3)Depreciation expense totaled $99,160 and $98,673 for the years ended December 31, 2013 and 2012, respectively. Depletion expense totaled $0 and $0 for the years ended December 31, 2013 and 2012, respectively